Average Annual Total Returns	12 Months Ended
Nov. 30, 2014
Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.90%
Five Years	5.02%
Ten Years	4.42%
Inception Date	Feb. 03, 1988
Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.99%
Five Years	5.11%
Ten Years	4.50%
Inception Date	May 14, 2001
Vanguard New Jersey Tax-Exempt Money Market Fund | Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%
Five Years	0.04%
Ten Years	1.18%
Inception Date	Feb. 03, 1988
Return After Taxes on Distributions | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.76%
Five Years	4.99%
Ten Years	4.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.31%
Five Years	4.76%
Ten Years	4.33%
Barclays NJ Municipal Bond Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.52%
Five Years	5.12%
Ten Years	4.84%
Barclays NJ Municipal Bond Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.52%
Five Years	5.12%
Ten Years	4.84%
Other States Tax-Exempt Money Market Funds Average | Vanguard New Jersey Tax-Exempt Money Market Fund | Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%
Five Years	0.01%
Ten Years	0.98%
Spliced New Jersey Tax-Exempt Money Market Funds Average | Vanguard New Jersey Tax-Exempt Money Market Fund | Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%
Five Years	none
Ten Years	0.95%